CONVERTIBLE PROMISSORY NOTES - RELATED PARTIES - Components of the company's indebtedness (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Change in fair value of convertible promissory notes	$ 1,407	$ 4,389
Total convertible promissory notes, at fair value		18,889
Related party
RELATED PARTY TRANSACTIONS
Convertible promissory notes	18,889
Change in fair value of convertible promissory notes	1,407
Total convertible promissory notes, at fair value	$ 20,296	$ 18,889